Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559



                      FIRST TRUST EXCHANGE-TRADED FUND IV

                          FIRST TRUST SENIOR LOAN FUND
                      FIRST TRUST TACTICAL HIGH YIELD ETF
                 (each a "Fund" and collectively, the "Funds")

         SUPPLEMENT TO EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 2, 2015


                              DATED MARCH 26, 2015

      Notwithstanding anything to the contrary in each Fund's Statement of Additional Information, the following is added to the end of the section entitled "Additional Information":

       Policy Regarding Investment in Other Investment Companies. The Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.



PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE